Significant Accounting Policies (Details) $ in Thousands		12 Months Ended
	Apr. 24, 2020 USD ($) borrowingComponent	Dec. 31, 2021 USD ($) region segment business	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	May 19, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Gain from reversal of inventory impairment charges		$ 8,100	$ 0	$ 0
Number of businesses, managed and operated | business		1
Number of operating segment | segment		1
Number of regions company is located in | region		3
Facility Agreement with Deerfield Partners, L.P.
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum borrowing capacity	$ 115,000
Number of borrowing components | borrowingComponent	2
Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum borrowing capacity	$ 65,000
Borrowings	65,000				$ 65,000
Disbursement upon receipt of regulatory approval for Lonca
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum borrowing capacity	50,000
Borrowings	$ 50,000